THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND
THE HARTFORD INTERNATIONAL VALUE FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term total return.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 24 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.47%	0.33%	0.24%	0.45%	0.39%	0.34%	0.16%
Total annual fund operating expenses		1.57%	2.18%	1.09%	1.80%	1.49%	1.19%	1.01%
Fee waiver and/or expense reimbursement	[1]	0.17%	0.03%	none	0.20%	0.19%	0.19%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.40%	2.15%	1.09%	1.60%	1.30%	1.00%	0.95%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class C), 1.15% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

·                  Your investment has a 5% return each year

·                  The Fund’s operating expenses remain the same

·                  You reinvest all dividends and distributions

·                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	1,003	1,343	2,301
Class C	318	679	1,167	2,511
Class I	111	347	601	1,329
Class R3	163	547	956	2,100
Class R4	132	452	795	1,763
Class R5	102	359	636	1,426
Class Y	97	316	552	1,231

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	1,003	1,343	2,301
Class C	218	679	1,167	2,511
Class I	111	347	601	1,329
Class R3	163	547	956	2,100
Class R4	132	452	795	1,763
Class R5	102	359	636	1,426
Class Y	97	316	552	1,231

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers.  The sub-adviser, Wellington Management Company, LLP (“Wellington Management”), utilizes fundamental analysis to identify common stocks of financially sound, but out-of-favor companies that it believes provide above-average total return potential and/or sell at below-average price/earnings multiples.  The Fund diversifies its investments among a number of different sectors and countries throughout the world, with no limit on the amount of assets that may be invested in each sector or country.  The Fund may invest up to 20% of  its net assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may trade securities actively.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

Mid-Cap Stock Risk — Mid capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

·                  Assume reinvestment of all dividends and distributions

·                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

·                  Shows how the Fund’s total return has varied from year to year

·                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

·                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 11.21% (1st quarter, 2012) Lowest -18.86% (3rd quarter, 2011)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns (THE HARTFORD INTERNATIONAL VALUE FUND)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	12.36%	8.30%	May 28, 2010
Class A After Taxes on Distributions	Class A After Taxes on Distributions	9.13%	6.66%	May 28, 2010
Class A After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	8.04%	6.16%	May 28, 2010
Class C	Class C Return Before Taxes	17.16%	9.93%	May 28, 2010
Class I	Class I Return Before Taxes	19.37%	11.07%	May 28, 2010
Class R3	Class R3 Return Before Taxes	18.73%	10.41%	May 28, 2010
Class R4	Class R4 Return Before Taxes	19.16%	10.77%	May 28, 2010
Class R5	Class R5 Return Before Taxes	19.47%	11.09%	May 28, 2010
Class Y	Class Y Return Before Taxes	19.56%	11.25%	May 28, 2010
MSCI EAFE Value Index	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	18.43%	9.17%	May 28, 2010